SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)

FORM 5500, SCHEDULE H, PART IV, LINE (4i)	PLAN NUMBER: 002
EIN NUMBER: 22-0790350

BRISTOL-MYERS SQUIBB COMPANY
SAVINGS AND INVESTMENT PROGRAM
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025
(IN THOUSANDS)

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost Value **	(e) Current Value

*	Bristol-Myers Squibb Company Savings Plan Master Trust	Program’s interest in the Bristol-Myers Squibb Company Savings Plan Master Trust	—	$12,585,301

*	Program participants	Participant loans, with varying maturity dates through 2035, and interest rates ranging from 3.25% to 9.50%	—	35,104

		Total		$12,620,405
*    Denotes a party-in-interest to the Program.
**    Cost information is not required for participant directed investments.